Other Income, Net (Notes)	12 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Other Income (Expense), Net
Other Income, Net

	Note	June 30, 2019	June 30, 2018
		$	$
Share of loss from investment in associates	6	(9,573)	(2,242)
Gain on deemed disposal of significant influence investment	4(g)	144,368	—
Unrealized gain on marketable securities	5(a)	—	20,083
Unrealized gain (loss) on derivative investments	5(b)	(16,199)	173,387
Unrealized loss on derivative liability	13(v)	(8,167)	—
Unrealized loss on changes in contingent consideration fair value	25	(3,263)	(7,844)
Gain on debt modification	14(a)	1,886	—
Gain on loss of control of subsidiary	4(k)	412	—
Total other income, net		109,464	183,384